ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES - Accrued expenses and other payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES.
Consideration payables for acquisitions	¥ 309,850	¥ 263,026
Accrued payroll and welfare benefits	204,047	199,978
Accrued interest expenses	125,090	117,064
Income tax payable	118,605	166,918
Other tax payables	44,500	42,441
Accrued debt issuance costs and other financing costs	32,372	30,579
Amount due to related parties	9,491
Others	454,142	325,368
Total accrued expenses and other payables	¥ 1,298,097	¥ 1,145,374